RESULTS FROM OPERATING ACTIVITIES - Administration expenses and other costs (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Results from operating activities [abstract]
Share based payment benefit/(expenses)	R 28.3	R (224.1)	R (21.4)
Cash settled Long-Term Incentive ("CLTI") scheme	44.3	(218.1)	(21.4)
Equity settled Long-Term Incentive ("ELTI") scheme	R (16.0)	R (6.0)	R 0.0